Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

20	Provisions

(a)	Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to a number of legal claims and administrative proceedings arising from the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions in the financial statements consistently with the recognition and measurement criteria established in Note 3.15. The ultimate timing and amounts of the payments depends on the outcome of the court cases.

	December 31, 2022			December 31, 2021
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	151,023	(6,226)	144,797	168,258	(10,780)	157,478
Supplier claims (ii)	257,080	(53)	257,027	477,854	(123)	477,731
Other civil claims (iii)	99,462	(1,131)	98,331	95,601	(2,523)	93,078
Tax claims (iv)	79,532	(16,037)	63,495	57,509	(2,693)	54,816
Labor claims (v)	654,277	(13,979)	640,298	349,962	(15,864)	334,098
Environmental claims (vi)	406,872	(36)	406,836	331,326	(34)	331,292
Total	1,648,246	(37,462)	1,610,784	1,480,510	(32,017)	1,448,493

Current	924,038	—	924,038	809,821	—	809,821
Noncurrent	724,208	(37,462)	686,746	670,689	(32,017)	638,672

(II) Changes

	December 31, 2021	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used(reversal)	December 31,2022
Customer claims (i)	168,258	12,258	21,316	(29,363)	(21,446)	151,023
Supplier claims (ii)	477,854	78,481	56,934	(309,321)	(46,868)	257,080
Other civil claims (iii)	95,601	22,485	13,708	(9,248)	(23,084)	99,462
Tax claims (iv)	57,509	18,216	7,837	(1,568)	(2,462)	79,532
Labor claims (v)	349,962	307,352	131,139	(76,884)	(57,292)	654,277
Environmental claims (vi)	331,326	38,632	48,511	(300)	(11,297)	406,872
Subtotal	1,480,510	477,424	279,445	(426,684)	(162,449)	1,648,246
Escrow deposits	(32,017)	(55,546)	(4,779)	13,832	41,048	(37,462)
Total	1,448,493	421,878	274,666	(412,852)	(121,401)	1,610,784

	December 31, 2020	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2021
Customer claims (i)	160,705	32,996	29,685	(30,972)	(24,156)	168,258
Supplier claims (ii)	410,734	92,135	90,788	(71,238)	(44,565)	477,854
Other civil claims (iii)	86,083	15,477	12,850	(10,056)	(8,753)	95,601
Tax claims (iv)	59,678	8,630	8,054	(15,133)	(3,720)	57,509
Labor claims (v)	316,880	100,245	36,373	(66,220)	(37,316)	349,962
Environmental claims (vi)	249,582	40,477	50,957	(33)	(9,657)	331,326
Subtotal	1,283,662	289,960	228,707	(193,652)	(128,167)	1,480,510
Escrow deposits	(31,360)	(39,586)	(11,852)	48,805	1,976	(32,017)
Total	1,252,302	250,374	216,855	(144,847)	(126,191)	1,448,493

	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	—	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302

(b)       Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities, net of escrow deposits, are represented as follows:

	December 31, 2022	December 31, 2021
Customer claims (i)	200,966	173,875
Supplier claims (ii)	1,147,606	1,521,935
Other civil claims (iii)	1,146,048	852,735
Tax claims (iv)	1,869,583	1,548,781
Labor claims (v)	1,471,423	1,095,841
Environmental claims (vi)	3,302,843	3,201,716
Total	9,138,469	8,394,883

(c)       Explanation on the nature of main classes of lawsuits

(i)	Customer claims

Refer mainly to lawsuits from customers claiming that their tariffs should be equal to those of other consumer categories, lawsuits for reduction of sewage tariff due to system losses, consequently requiring the refund of amounts charged by the Company, and lawsuits for reduction of tariff for being eligible to the Social Welfare Entity category.

(ii)	Supplier claims

These lawsuits include lawsuits filed by some suppliers alleging underpayment of monetary restatements and the economic and financial imbalance of the agreements, and are in progress at different courts.

(iii)	Other civil claims

These mainly refer to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)	Tax claims

Tax claims refer mainly to issues related to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management.

The Municipality of São Paulo, through Law 13,476/2022, revoked the exemption of the service tax held by the Company until then and issued tax deficiency notices related to sewage services and ancillary activities, in the adjusted amount of R$ 957,199 (R$ 857,688 as of December 31, 2021), which are currently subject to three tax foreclosures. SABESP filed for a writ of mandamus against the revocation, which was denied. It also filed for provisional measures and actions for annulment, aiming at the suspension of enforceability of the credits and annulment of the tax deficiency notices, as it understands that notwithstanding the revocation of the exemption, sewage activities and ancillary activities are not on the list of activities that may be taxed by the Municipality. Regarding the middle activities, the decision was partially favorable and SABESP’s appeal was denied. SABESP filed a special appeal requesting a suspensive effect, which was not admitted at the origin. An interlocutory appeal was filed with the Superior Court of Justice. The decision of the appeal filed was favorable to the Company. Special and extraordinary appeals of the Municipality are pending decision. Regarding the middle activities, the decision was partially favorable and SABESP’s appeal was denied. SABESP filed a special appeal requesting a suspensive effect, which was not admitted at the origin. An interlocutory appeal was filed with the Superior Court of Justice. The Company deemed the lawsuit as contingent liabilities.

(v)	Labor claims

The Company is a party to a number of labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and other, which are at various court levels.

(vi)	Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia Ambiental do Estado de São Paulo – CESTESB and the Public Prosecution Office of the State of São Paulo, which aim at certain obligations to do and not to do, with the provision of fines for non-compliance, and imposition of compensation for environmental damages allegedly caused by the Company.

The main objects in which the Company is involved are: a) blame SABESP for discharging or releasing sewage without proper treatment; b) invest in the water and sewage treatment system of the municipality, under penalty of paying a fine; c) pay compensation for environmental damages; amongst others.

(d)       Other concession-related legal proceedings

The Company is a party to concessions-related legal proceedings, in which it challenges compensatory issues for the resumption of sanitation services by some municipalities or by the right to continue operating said services.

The amount recorded as indemnities receivable in noncurrent assets, referring to municipalities of Cajobi, Macatuba, Álvares Florence, Embaúba, Araçoiaba da Serra and Itapira was R$ 27,539 as December 31, 2022 (R$ 27,539 as of December 31, 2021), with allowance for doubtful accounts in the full amount recorded. None of the above-mentioned municipalities are operated by the Company. When a municipality is awarded a final an unappealable favorable sentence, allowing it to repossess sanitation service assets and operations, the Brazilian legislation provides for the indemnity of the Company’s investments.

(e)       Environmental lawsuits with settlements

In 2022, the Company executed court agreements totaling R$ 308,134. Of this amount, R$ 302,873 corresponds to the performance of works and R$ 5,261 to environmental compensations, the latter being recorded in Liabilities as “other liabilities”.

(f) Guarantee insurance for escrow deposit

On May 25, 2022, the Company executed an agreement effective for one year for the issue of policies under several types of guarantee insurance. The limit that can be used is R$ 600 million. The guarantee insurance for escrow deposit is used in legal claims, where instead of immediately disbursing cash, the Company uses the guarantee provided by the insurance until the end of these proceedings, limited to up to five years. As of December 31, 2022, R$ 432.2 million was available for use.